Fair Value Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Instruments (Tables) [Line Items]
Schedule of company’s assets and liabilities measured at fair value
Description	Level	September 30, 2021
Assets:
Investments	1	$36,869
Liabilities:
SAFE Instruments	3	$146,405
Warrants(1)	3	$2,650

(1)      As of December 31, 2020, we had recognized a liability of $46 thousand for warrants.

Schedule of reconciliation of our level 3 fair value measurements
Instrument(1)	January 1, 2021	Issuances(2)	Losses	September 30, 2021
SAFE Instruments	$—	$83.4	$63.0	$146.4

(1)      The Company did not issue, sell, or otherwise transfer any warrants during the nine months ended September 30, 2021.

(2)      Net of issuance costs.

Schedule of key inputs used in the valuation for the SAFE Instruments
	SPAC Scenario	Private Scenario
Scenario probability weighting	85%	15%
Expected term (in years)	0.6	2.1
Expected volatility	55.0%	20.0%
Risk-free interest rate	0.1%	0.3%
Dividend yield	—	—
	SPAC Scenario	Private Scenario
Scenario probability weighting	85%	15%
Expected term (in years)	0.6	2.1
Expected volatility	55.0%	102.5%
Risk-free interest rate	0.1%	0.3%
Dividend yield	—	—

Schedule of losses recognized for the changes in the fair value of the SAFE Instruments and warrants
	Three months ended September 30, 2021	Nine months ended September 30, 2021
SAFE Instruments	$(15,533)	$(62,993)
Warrants	(322)	(2,604)
Total losses on remeasurement	$(15,855)	$(65,597)

Athena Technology Acquisition Corp [Member]
Fair Value Instruments (Tables) [Line Items]
Schedule of company's assets measured at fair value on recurring basis
	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$250,013,873	$250,013,873	$—	$—

Liabilities:
Public Warrants Liability	$11,333,332	$11,333,332	$—	$—
Private Placement Warrants Liability	317,333	—	317,333	—
	$11,650,665	$11,333,332	$317,333	$—

Schedule of changes level 3 liabilities
Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	10,258,582
Change in fair value of public and private warrants	(2,805,582)
Transfer of public warrants to level 1	(7,250,000)
Transfer of private warrants to level 2	(203,000)
Fair Value at September 30, 2021	$—

Schedule of key inputs into monte carlo simulation
Inputs	(Initial Measurement) March 19, 2021
Risk-free interest rate	1.38%
Expected term remaining (years)	6.41
Expected volatility	25.0%
Stock price	$10.00